UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Needham                  Boston, MA                11/15/2010
   --------------------------   ------------------------------    -----------
         [Signature]                   [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             46
                                               -------------

Form 13F Information Table Value Total:          $81,324
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                      Form 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
------------------             --------    ---------- ---------  ------------------ -------------- ----------   --------------------
                               TITLE OF                VALUE     SHRS OR  SH/  PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION     MANAGERS    SOLE   SHARED  NONE
------------------             --------    ---------- ---------  ------------------ -------------- ----------   --------------------
ALPHA NATURAL RESOURCES INC    COM         02076X102      700     17,000   SH             Sole         0        17,000   0    0
AMARIN CORP PLC                SPONS       023111206    1,647    638,200   SH             Sole         0       638,200   0    0
                               ADR NEW
AMYLIN PHARMACEUTICALS INC     COM         032346108    2,218    106,400   SH             Sole         0       106,400   0    0
AOL INC                        COM         00184X105      799     32,300   SH             Sole         0        32,300   0    0
ARCH CAP GROUP LTD             ORD         G0450A105    4,224     50,400   SH             Sole         0        50,400   0    0
CARMIKE CINEMAS INC            COM         143436400      222     25,500   SH             Sole         0        25,500   0    0
CHUBB CORP                     COM         171232101    3,020     53,000   SH             Sole         0        53,000   0    0
COCA COLA ENTERPRISES INC      COM         191219104    1,624     52,400   SH             Sole         0        52,400   0    0
DENDREON CORP                  COM         24823Q107    1,882     45,700   SH             Sole         0        45,700   0    0
DIRECTV                        COM CL A    25490A101    1,186     28,500   SH             Sole         0        28,500   0    0
EASTMAN KODAK CO               COM         277461109      177     42,200   SH             Sole         0        42,200   0    0
FORD MTR CO DEL                COM PAR
                               $0.01       345370860      678     55,400   SH             Sole         0        55,400   0    0
HERTZ GLOBAL HOLDINGS INC      COM         42805T105    1,633    154,200   SH             Sole         0       154,200   0    0
HUMAN GENOME SCIENCES INC      COM         444903108    1,314     44,100   SH             Sole         0        44,100   0    0
HUNTSMAN CORP                  COM         447011107      888     76,800   SH             Sole         0        76,800   0    0
INTEGRAL SYS INC MD            COM         45810H107      472     63,954   SH             Sole         0        63,954   0    0
INTERNATIONAL COAL GRP INC N   COM         45928H106      171     32,100   SH             Sole         0        32,100   0    0
ISHARES INC                    MSCI BRAZIL 464286400    3,032     39,400   SH             Sole         0        39,400   0    0
LIBERTY MEDIA CORP NEW         CAP COM
                               SER A       53071M302    5,248    100,800   SH             Sole         0       100,800   0    0
LIBERTY MEDIA CORP NEW         LIB STAR
                               COM A       53071M708    1,221     18,800   SH             Sole         0        18,800   0    0
MARKET VECTORS ETF TR          GOLD MINER
                               ETF         57060U100    1,510     27,000   SH             Sole         0        27,000   0    0
MASSEY ENERGY COMPANY          COM         576206106    1,939     62,500   SH             Sole         0        62,500   0    0
MOSAIC CO                      COM         61945A107    4,090     69,600   SH             Sole         0        69,600   0    0
NOVELL INC                     COM         670006105    4,489    752,000   SH             Sole         0       752,000   0    0
OMNICARE INC                   COM         681904108      776     32,500   SH             Sole         0        32,500   0    0
PACTIV CORP                    COM         695257105      805     24,400   SH             Sole         0        24,400   0    0
PARAMETRIC TECHNOLOGY CORP     COM NEW     699173209      405     20,750   SH             Sole         0        20,750   0    0
PRUDENTIAL FINL INC            COM         744320102    1,420     26,200   SH             Sole         0        26,200   0    0
QLT INC                        COM         746927102      774    123,000   SH             Sole         0       123,000   0    0
RIVERBED TECHNOLOGY INC        COM         768573107    1,714     37,600   SH             Sole         0        37,600   0    0
SEAHAWK DRILLING INC           COM         81201R107       86     10,131   SH             Sole         0        10,131   0    0
SILICON IMAGE INC              COM         82705T102      552    115,500   SH             Sole         0       115,500   0    0
SLM CORP                       COM         78442P106    4,023    348,300   SH             Sole         0       348,300   0    0
SPDR GOLD TRUST                GOLD SHS    78463V107    1,509     11,800   SH             Sole         0        11,800   0    0
SPRINT NEXTEL CORP             COM SER 1   852061100      399     86,200   SH             Sole         0        86,200   0    0
SUPERMEDIA INC                 COM         868447103      276     26,089   SH             Sole         0        26,089   0    0
TELLABS INC                    COM         879664100      703     94,400   SH             Sole         0        94,400   0    0
TERADYNE INC                   COM         880770102    1,784    160,100   SH             Sole         0       160,100   0    0
TESSERA TECHNOLOGIES INC       COM         88164L100      740     40,000   SH             Sole         0        40,000   0    0
THERAVANCE INC                 COM         88338T104    1,063     52,900   SH             Sole         0        52,900   0    0
VIASAT INC                     COM         92552V100    4,403    107,100   SH             Sole         0       107,100   0    0
WELLCARE HEALTH PLANS INC      COM         94946T106    1,190     41,100   SH             Sole         0        41,100   0    0
WELLPOINT INC                  COM         94973V107    3,047     53,800   SH             Sole         0        53,800   0    0
WENDYS ARBYS GROUP INC         COM         950587105    7,511  1,658,000   SH             Sole         0     1,658,000   0    0
WILLIAMS COS INC DEL           COM         969457100      730     38,200   SH             Sole         0        38,200   0    0
XL GROUP PLC                   SHS         G98290102    3,030    139,900   SH             Sole         0       139,900   0    0

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